Note E - Note Receivable (Details) (USD $)	1 Months Ended			12 Months Ended
	May 31, 2011	Apr. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009	May 20, 2011	May 19, 2011
Note E - Note Receivable (Details) [Line Items]
Disposal Group, Selling Price					$ 11,300,000
Proceeds from Divestiture of Businesses					7,300,000
Notes, Loans and Financing Receivable, Net, Noncurrent					4,000,000
Interest Rate on Note Receivable					6.00%
Initial Scheduled Repayment of Principal of Note Receivable					1,334,000
Initial Scheduled Repayment of Principle of Note Receivable, Deferred Portion					834,000
Proceeds from Collection of Notes Receivable	3,113,654	278,000	500,000	3,350,000
Warrants Forfeited (in Shares)			8,000,000
Prepayment Amount of Note Receivable	3,222,000
Discount on Legal Fees							150,000
Discount on Early Payment of Note Receivable Granted by the Company						150,000
Payments for Fees	10,766
Absorbed by Note Holders [Member]
Note E - Note Receivable (Details) [Line Items]
Discount on Early Payment of Note Receivable Granted by the Company							50,000
Principal [Member]
Note E - Note Receivable (Details) [Line Items]
Proceeds from Collection of Notes Receivable	3,222,000
Interest [Member]
Note E - Note Receivable (Details) [Line Items]
Proceeds from Collection of Notes Receivable	$ 30,888
Minimum [Member]
Note E - Note Receivable (Details) [Line Items]
Interest Rate on Deferred Payment			6.00%
Maximum [Member]
Note E - Note Receivable (Details) [Line Items]
Interest Rate on Deferred Payment			12.00%